UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    P2 Capital Partners, LLC
Address: 590 Madison Avenue
         25th Floor
         New York, New York  10022

13F File Number:  028-13302

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Jason Carri
Title:     Chief Financial Officer
Phone:     (212) 508-5500

Signature, Place, and Date of Signing:

 /s/  Jason Carri     New York, New York     August 14, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    16

Form 13F Information Table Value Total:    $569,869 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACI WORLDWIDE INC              COM              004498101    64670  1462800 SH       DEFINED               1462800        0        0
BALLY TECHNOLOGIES INC         COM              05874B107    55886  1197733 SH       DEFINED               1197733        0        0
BLOUNT INTL INC NEW            COM              095180105    35100  2395883 SH       DEFINED               2395883        0        0
CACI INTL INC                  CL A             127190304    23545   427942 SH       DEFINED                427942        0        0
CBIZ INC                       COM              124805102    14364  2418265 SH       DEFINED               2418265        0        0
CORELOGIC INC                  COM              21871D103    29023  1585110 SH       DEFINED               1585110        0        0
EPIQ SYS INC                   COM              26882D109    19968  1630000 SH       DEFINED               1630000        0        0
FORRESTER RESH INC             COM              346563109    36473  1077165 SH       DEFINED               1077165        0        0
INTERLINE BRANDS INC           COM              458743101    63228  2522059 SH       DEFINED               2522059        0        0
JDA SOFTWARE GROUP INC         COM              46612K108     2631    88628 SH       DEFINED                 88628        0        0
MEDASSETS INC                  COM              584045108    25274  1879114 SH       DEFINED               1879114        0        0
MIDDLEBY CORP                  COM              596278101     1293    12984 SH       DEFINED                 12984        0        0
MUELLER WTR PRODS INC          COM SER A        624758108    16135  4663364 SH       DEFINED               4663364        0        0
POOL CORPORATION               COM              73278L105    55013  1359687 SH       DEFINED               1359687        0        0
UTI WORLDWIDE INC              ORD              G87210103    73401  5024029 SH       DEFINED               5024029        0        0
VCA ANTECH INC                 COM              918194101    53865  2450658 SH       DEFINED               2450658        0        0